Borrowings - Summary of Borrowings (Parenthetical) (Detail)	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Libor rate	4.767%
SOR rate	4.429%
The 1561st Won Denominated Unsecured Bond March Twenty Five Twenty Twenty Five [member]
Disclosure of detailed information about borrowings [line items]
CMS rate	3.588%
The 1562nd Won Denominated Unsecured Bond March Twenty Five Twenty Thirty Two [member]
Disclosure of detailed information about borrowings [line items]
CMS rate	3.49%